Note 10 - Deposits (Details) - Deposits Liabilities (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Deposits Liabilities [Abstract]
Non-interest bearing	$ 147,179,144	$ 152,334,759	$ 105,470,543
Interest bearing		211,475,765	201,987,751
Savings		202,261,035	176,198,907
Time		141,617,916	140,205,284
	$ 686,943,954	$ 707,689,475	$ 623,862,485